Schedule Of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Intangible Assets [Line Items]
Finite intangible assets, accumulated amortization, beginning balance	$ (584)	$ (502)	$ (502)	$ (396)
Write-off of fully amortized intangibles, accumulated amortization			7
Impairment of intangibles, accumulated amortization			20
Finite intangible assets, accumulated amortization, ending balance			(584)	(502)	(396)
Intangible assets, net, beginning balance	957	1,044	1,044	1,102
Adjustment for income taxes			(4)	(4)
Amortization expense	(27)	(28)	(109)	(106)	(107)
Impairment of intangibles, finite		17	(17)
Acquisition intangibles			43	52
Intangible assets, net, ending balance			957	1,044	1,102
Customer Relationships
Intangible Assets [Line Items]
Finite intangible assets, beginning balance			1,178	1,145
Impairment of intangibles, finite			(37)
Acquisition intangibles, finite			12	33
Finite intangible assets, ending balance			1,153	1,178
Other Intangible Assets
Intangible Assets [Line Items]
Finite intangible assets, beginning balance			82	76
Adjustment for income taxes			(4)	(4)
Write-off of fully amortized intangibles			(7)
Acquisition intangibles, finite			28	10
Finite intangible assets, ending balance			99	82
Trademarks
Intangible Assets [Line Items]
Indefinite intangible assets, beginning balance			286	277
Acquisition intangibles, indefinite			3	9
Indefinite intangible assets, ending balance			$ 289	$ 286